Securities sold under agreements to repurchase and Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2016
OTHER BORROWED FUNDS
Schedule of other borrowed funds

	December 31,
	2016	2015
	(Dollars in thousands)

Federal Home Loan Bank advances	$150,000	$223,265
Repurchase agreements	3,493	3,073
Total	$153,493	$226,338